Commitments	12 Months Ended
Nov. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments	Commitments Newbuild capital expenditures as of November 30, 2021:

(in millions) Year
2022	$4,355
2023	2,576
2024	1,641
2025	987
2026 and thereafter	—
$9,560